As filed with the Securities and Exchange Commission on November xx, 2008




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-07737


                               THE PURISIMA FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)



                               13100 SKYLINE BLVD.
                           WOODSIDE, CALIFORNIA 94062
                           --------------------------
               (Address of principal executive offices) (Zip code)



                        U. S. BANCORP FUND SERVICES, LLC
                       2020 EAST FINANCIAL WAY, SUITE 100
                           GLENDORA, CALIFORNIA 91741
                           --------------------------
                     (Name and address of agent for service)



                                 (650) 851-3334
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: AUGUST 31
                         ---------



Date of reporting period:  AUGUST 31, 2008
                           ---------------

ITEM 1. REPORTS TO STOCKHOLDERS.



The Purisima Funds
--------------------------------------------------------------------------------

Annual Report
August 31, 2008
The Purisima Total Return Fund


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




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Table of Contents

A Letter to Our Shareholders                                                   2
Performance Summary                                                            5
Sector Breakdown                                                               6
Expense Example                                                                6
Schedule of Investments                                                        8
Statement of Assets and Liabilities                                           18
Statement of Operations                                                       19
Statement of Changes in Net Assets                                            20
Financial Highlights                                                          21
Notes to Financial Statements                                                 22
Report of Independent Registered Public Accounting Firm                       29
Other Information                                                             30
Trustees and Officer Information                                              32
Privacy Notice                                                                36

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INVESTMENT OBJECTIVES

PURISIMA TOTAL RETURN FUND
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.















EACH FUND RESERVES THE RIGHT TO REJECT ANY ORDER FOR THE PURCHASE OF ITS SHARES OR TO LIMIT OR SUSPEND, WITHOUT PRIOR NOTICE, THE OFFERING OF ITS SHARES. THE REQUIRED MINIMUM INVESTMENTS MAY BE WAIVED IN THE CASE OF CERTAIN QUALIFIED RETIREMENT PLANS. THE FUNDS WILL NOT ACCEPT YOUR ACCOUNT IF YOU ARE INVESTING FOR ANOTHER PERSON AS ATTORNEY-IN-FACT. THE FUNDS ALSO WILL NOT ACCEPT ACCOUNTS WITH A "POWER OF ATTORNEY" IN THE REGISTRATION SECTION OF THE PURCHASE APPLICATION.

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A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima Total Return Fund for the twelve-month period ending August 31, 2008. The primary investment objective of the Fund is achieving high total return for shareholders.

MARKET REVIEW AND OUTLOOK:

Global equities finished the period down, with the MSCI World Index posting a decline of -12.07%. Looking forward, however, we firmly believe remaining fully invested in equities is the proper portfolio positioning. The current bear market has reached historical averages in duration and magnitude. History shows there is the potential for the markets to see a significant recovery in the next 12 to 18 months. Trying to time additional downside from here can be fraught with peril for investors who miss participating in what we expect to be a steep recovery. Our research shows the period directly after bear market bottoms usually sees fast and huge bounces off the trough.

Unquestionably there are problems today, but in our view sentiment tied to the world economy remains overly dour. "Grow-cession" might best describe today. The global economy is growing, yet people's moods are recessionary. For instance, despite marked weakness in the financial sector, housing, and autos, the US economy accelerated in Q1 and Q2 2008. While there are also pockets of weakness in Europe, overall the non-US developed world should continue modest growth. Meanwhile, emerging markets (representing nearly a third of the global economy by GDP) continue to expand at a fast clip, and countries like Brazil, China, and India continue to expand at a pace well ahead of the developed world. People everywhere seem to be confusing slow global growth with a contraction, but a global recession from here appears to us as a very low probability--despite it being much discussed. At some point, investors will likely realize economic Armageddon isn't upon us, and we believe stocks should respond dramatically.

A legitimate market risk is undue and harmful government intervention. In our view, the US government's recent tactics attempting to shore up financial markets have been often unfavorable to capital markets. In response to fears that capital-constraining losses resulting from subprime mortgage defaults and other risky forms of collateralized debt would cause a financial meltdown, both the Federal Reserve and Treasury Department moved to nationalize assets as opposed to traditional tactics including expanding the money supply, lowering reserve requirements, brokering more "shotgun wedding" mergers between distressed firms, and markedly increasing discount window activity. To be sure, government involvement in extremely distressed financial markets is occasionally necessary to prevent systemic failure. However, it remains to be seen if recent unprecedented federal actions will ultimately help the financial industry recover or produce further unintended negative consequences.

Lastly, fear tied to the upcoming US presidential election is also real but largely overwrought. No matter the victor, neither Senators Obama nor McCain are likely to have a super-majority in Congress, making the possibility of overreaching legislation in their tenure unlikely. And while many fear severe negative consequences should capital gains and dividend taxes revert upwards in 2010, our analysis shows such tax changes rarely have the toxic economic effects many expect.

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This year's volatility has undoubtedly caused discomfort, and we understand it's often difficult to bear. Unemotional analysis shows conditions appear ripe for stocks to advance in the period ahead. We strongly believe staying invested at this juncture is the best course of action to capture expected upside while bailing out now puts long-term objectives at the greatest risk.

FUND POSITIONING

The upcoming months will likely see lingering uncertainty, but we maintain a positive outlook for the global equity markets. We believe staying fully invested in equities should capture the inevitable market bounce.

For the twelve-month period ending August 31, 2008, the Fund's country over- and underweight decisions had a mildly overall positive effect on the portfolio relative to the benchmark. Our underweight to the United Kingdom and overweight to Brazil helped returns, while our overweight to South Korea and underweight to Canada detracted from returns. Our sector positioning this period took advantage of heightened global demand for raw materials. Overall, our sector over- and underweight decisions outperformed the benchmark. Our overweight to Energy and Materials contributed positively to returns. In addition, our underweight to Financials and to Consumer Discretionary also benefited the portfolio relative to the benchmark. Our underweight to Consumer Staples, however, detracted from returns.

Stock selection in aggregate detracted from the Fund's returns. Stock selection within the United States, the United Kingdom, and Energy boosted returns, while decisions within Information Technology, Health Care, Switzerland, and Japan hurt returns.

CLOSING REMARKS

Though the Fund outperformed the MSCI World benchmark over the twelve-month period ending August 31, 2008, markets were subject to increased volatility over uncertainties surrounding the health of the US financial system. At some point, uncertainty should subside and the better than widely thought of global economy will likely push shares higher. As it does, the Fund will hopefully be positioned to take advantage of the bounce.

Thank you for your continued interest and support.

Sincerely,


/s/ KENNETH L. FISHER
-----------------------
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments

OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

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MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY
USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN I NT EREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE MSCI WORLD INDEX IS A BROAD-BASED UNMANAGED CAPITALIZATION-WEIGHTED STOCK INDEX DESIGNED TO MEASURE GLOBAL DEVELOPED MARKET EQUITY PERFORMANCE. IT CONSISTS OF 23 DEVELOPED MARKET COUNTRY INDICES. ONE CANNOT INVEST DIRECTLY IN AN INDEX.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC. 10/08

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PERFORMANCE SUMMARY
FOR YEAR ENDED AUGUST 31, 2008

PURISIMA TOTAL RETURN FUND
GROWTH OF $10,000
PURISIMA TOTAL RETURN FUND CUMULATIVE TOTAL RETURN VERSUS MSCI WORLD INDEX $10,000 INVESTED FROM 9/1/98 TO 8/31/08*


                  9/1998            10,000                  10,000
                  2/1999            13,051                  12,255
                  8/1999            14,005                  13,305
                  2/2000            15,365                  14,550
                  8/2000            15,775                  15,051
                  2/2001            15,183                  12,472
                  8/2001            15,566                  11,230
                  2/2002            15,683                  10,686
                  8/2002            12,963                   9,299
                  2/2003            11,507                   8,485
                  8/2003            14,288                  10,314
                  2/2004            16,489                  12,248
                  8/2004            15,533                  11,925
                  2/2005            17,566                  13,717
                  8/2005            17,895                  14,084
                  2/2006            20,002                  15,534
                  8/2006            20,497                  16,305
                  2/2007            22,000                  17,997
                  8/2007            23,702                  19,072
                  2/2008            22,684                  17,902
                  8/2008            20,918                  16,770

PURISIMA TOTAL RETURN FUND                      MSCI WORLD INDEX*


ONE-YEAR                                         ONE-YEAR
      Average Annual Total Return(2)** -11.75%        Average Annual Total Return(2)**   -12.07%

FIVE-YEAR                                        FIVE-YEAR
      Average Annual Total Return(2)**   7.92%        Average Annual Total Return(2)**    10.21%

TEN-YEAR                                         TEN-YEAR
      Cumulative Total Return(1)**     109.18%        Cumulative Total Return(1)**        67.70%
      Average Annual Total Return(2)**   7.66%        Average Annual Total Return(2)**     5.31%



PLEASE NOTE PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL 1-800-841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.

* The MSCI World Index is an unmanaged global stock index comprised of various world stock markets, including the U.S. The total return of a $10,000 investment includes all expenses.

** The total returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The total return reflects the rate an investment would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

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SECTOR BREAKDOWN(1) (UNAUDITED)


                            PURISIMA TOTAL RETURN FUND
        --------------------------------------------------------------------
        Consumer Discretionary .....................................    2.3%
        Consumer Staples ...........................................    7.7%
        Energy .....................................................   21.0%
        Financials .................................................   14.5%
        Health Care ................................................    7.0%
        Industrials ................................................   13.0%
        Information Technology .....................................   12.1%
        Materials ..................................................   12.6%
        Telecommunication Services .................................    6.3%
        Utilities ..................................................    2.2%
        Mutual Funds ...............................................    1.3%
        --------------------------------------------------------------------
        Total ......................................................  100.0%

---------
(1) Percentage of Total Investments as of August 31, 2008.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2008 to August 31, 2008, for the Total Return Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

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HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        ACTUAL      HYPOTHETICAL PERFORMANCE
PURISIMA TOTAL RETURN FUND           PERFORMANCE   (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------
Beginning Account Value (03/01/08)   $   1,000.00          $  1,000.00
Ending Account Value (08/31/08)      $     922.10          $  1,018.05
Expenses Paid During Period(1)       $       6.81          $      7.15
--------------------------------------------------------------------------------


-----------
(1) Expenses are equal to the Fund's expense ratio for the six month period of 1.41% for the Total Return Fund multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

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PURISIMA TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008

SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS: 98.8%

ARGENTINA: 0.1%
      8,000   Tenaris SA - ADR                                      $   437,520
                                                                    -----------
AUSTRALIA: 1.8%
    114,800   BHP Billiton Ltd. - ADR                                 8,094,548
                                                                    -----------
BRAZIL: 4.0%
     10,800   Banco Bradesco SA                                         198,828
     11,222   Companhia Energetica de Minas Gerais - ADR                242,171
     15,300   Companhia Siderurgica Nacional SA - ADR                   531,063
     27,100   Companhia Vale do Rio Doce                                644,167
    205,900   Companhia Vale do Rio Doce - ADR                        5,466,645
      7,800   Empresa Brasileira de Aeronautica SA (Embraer) - ADR      264,810
     25,800   Gerdau SA - ADR                                           482,718
    188,000   Petroleo Brasileiro SA - ADR                            9,915,120
     40,200   Weg SA                                                    441,460
                                                                    -----------
                                                                     18,186,982
                                                                    -----------
CANADA: 2.6%
     70,000   Canadian Natural Resources, Ltd.                        5,953,500
     80,500   EnCana Corporation                                      6,029,450
                                                                    -----------
                                                                     11,982,950
                                                                    -----------
CHINA: 2.7%
      1,600   Aluminum Corporation of China, Ltd. - ADR                  35,360
     12,000   Anhui Conch Cement Company, Ltd.                           62,732
        650   Baidu.com - ADR (a)                                       203,918
     35,000   China Communications Construction Company, Ltd.            59,913
    183,500   China Cosco Holdings Company, Ltd.                        353,617
      5,500   China Life Insurance Company, Ltd. - ADR                  315,150
    165,500   China Mobile Hong Kong, Ltd. - ADR                      9,387,160
     86,000   China Oilfield Services, Ltd.                             115,701
      4,750   China Petroleum & Chemical Corporation - ADR              462,128
      4,550   CNOOC, Ltd. - ADR                                         708,708
     96,000   Datang International Power Generation Company, Ltd.        63,962
    458,000   Industrial & Commercial Bank Of China, Ltd.               317,477
     90,000   Lenovo Group, Ltd.                                         61,118
    180,000   Shanghai Electric Company, Ltd.                            74,956
     47,000   Weichai Power Company, Ltd.                               216,795
                                                                    -----------
                                                                    12,438,695
                                                                    -----------


8     The accompanying notes are an integral part of these financial statements.

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SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

CZECH REPUBLIC - 0.1%
      3,000   Cez AS                                                $   226,870
                                                                    -----------
DENMARK: 0.1%
      1,900   Vestas Wind System AS(a)                                  258,628
                                                                    -----------
FINLAND: 1.7%
      5,600   Konecranes Oyj                                            185,752
    296,400   Nokia Oyj - ADR                                         7,460,388
                                                                    -----------
                                                                      7,646,140
                                                                    -----------
FRANCE: 4.3%
      1,700   ArcelorMittal                                             133,977
     25,700   AXA                                                       824,192
    173,550   AXA - ADR                                               5,537,981
     45,600   BNP Paribas SA                                          4,112,857
      2,300   Dassault Systemes SA                                      139,423
      2,500   Electricite de France                                     214,189
        375   Eramet                                                    206,639
      5,350   Groupe Danone - ADR                                        74,969
      1,100   Lafarge SA                                                133,328
      2,550   Technip SA                                                210,056
    105,608   Total SA - ADR                                          7,591,103
        900   Vallourec SA                                              251,975
      1,400   Veolia Environnement                                       75,274
      2,600   Vivendi Universal SA                                      100,851
                                                                    -----------
                                                                     19,606,814
                                                                    -----------
GERMANY: 6.1%
      3,300   Adidas AG                                                 193,893
    150,000   BASF AG - ADR                                           8,698,815
      1,000   DaimlerChrysler AG                                         58,535
      9,600   E.ON AG                                                   561,235
    129,900   E.ON AG - ADR                                           7,607,762
      2,500   Q-Cells AG (a)                                            251,856
      4,600   SAP AG                                                    257,790
     90,900   Siemens AG - ADR                                        9,889,920
      2,400   Stada Arzneimittel AG                                     131,260
                                                                    -----------
                                                                     27,651,066
                                                                    -----------
HONG KONG: 1.0%
    253,800   Cheung Kong Holdings, Ltd. - ADR                        3,648,603
     21,500   CLP Holdings, Ltd.                                        174,929
     32,000   Hang Lung Properties, Ltd.                                102,504
      9,500   Hang Seng Bank, Ltd.                                      188,792
      7,200   MTR Corporation, Ltd. - ADR                               233,397
    106,000   Sun Hung Kai Company, Ltd.                                 80,268
                                                                    -----------
                                                                      4,428,493
                                                                    -----------

The accompanying notes are an integral part of these financial statements.     9

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SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

INDIA: 0.2%
      3,000   HDFC Bank, Ltd. - ADR                                 $   271,470
      8,500   ICICI Bank, Ltd. - ADR                                    263,670
      1,700   Reliance Industries, Ltd. - ADR                           165,314
      1,800   Reliance Industries, Ltd. - GDR 144A                      173,340
     18,300   Sterlite Industries India, Ltd. - ADR (a)                 260,226
                                                                    -----------
                                                                      1,134,020
                                                                    -----------
INDONESIA: 0.4%
    379,500   Bank Rakyat Tbk PT                                        242,631
    881,900   Bumi Resources Tbk PT                                     530,104
    560,000   International Nickel Indonesia Tbk PT                     227,978
    632,000   Medco Energi Internasional Tbk PT                         338,448
     11,500   Telekomunikasi Indonesia Tbk PT - ADR                     400,430
                                                                    -----------
                                                                      1,739,591
                                                                    -----------
ISRAEL: 0.1%
      6,200   Teva Pharmaceutical Industries, Ltd. - ADR                293,508
                                                                    -----------

ITALY: 1.0%
      4,200   ENI SpA                                                   136,973
    126,532   Intesa Sanpaolo SpA - ADR                               4,104,837
      4,500   Italcementi SpA                                            63,244
      5,200   Saipem SpA                                                206,813
                                                                    -----------
                                                                      4,511,867
                                                                    -----------
JAPAN: 6.4%
      5,100   Aeon Company, Ltd.                                         59,143
     20,000   Asics Corporation                                         177,716
      3,100   Astellas Pharmaceutical, Incorporated                     141,291
      6,500   Bridgestone Corporation                                   111,096
      5,400   Canon, Incorporated                                       245,624
         14   Central Japan Railway Company                             146,272
     23,000   Daiwa Securities Group, Incorporated                      180,280
         27   East Japan Railway Company                                215,851
      1,700   Electric Power Development Company, Ltd.                   62,798
      3,200   Fanuc, Ltd.                                               241,709
      8,500   Fujitsu, Ltd. - ADR                                       298,018
      5,500   Hitachi Construction Machinery Company, Ltd.              130,898
     30,000   Hitachi Metals, Ltd.                                      449,621
      4,200   Hoya Corporation - ADR                                     86,883
      1,700   Ibiden Company, Ltd.                                       50,770
     68,000   IHI Corporation                                           117,473
         27   Inpex Holdings, Incorporated                              295,245
     10,800   Isetan Mitsukoshi Holdings, Ltd. (a)                      121,671
      2,000   Japan Petroleum Exploration Company                       133,425
     15,000   JGC Corporation                                           290,145
      5,000   Kao Corporation                                           142,430
         29   KDDI Corporation                                          170,549

10    The accompanying notes are an integral part of these financial statements.

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SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

JAPAN: 6.4% (CONTINUED)
     18,900   Kobe Steel, Ltd. - ADR (a)                             $  229,883
      2,450   Komatsu, Ltd. - ADR (a)                                   209,049
      7,100   Kyushu Electric Power Company, Incorporated               156,908
      6,900   Makita Corporation                                        180,703
    237,900   Matsushita Electric Industrial Company, Ltd. - ADR      4,881,708
      9,100   Mitsubishi Corporation                                    253,370
     11,000   Mitsubishi Estate Company, Ltd.                           246,129
     34,000   Mitsubishi Heavy Industries, Ltd.                         164,337
    454,200   Mitsubishi UFJ Financial Group,
                Incorporated - ADR (a)                                3,470,088
        715   Mitsui & Company, Ltd. - ADR (a)                          243,164
     38,000   Mitsui Engineering & Shipbuilding Company, Ltd.            77,519
     10,000   Mitsui Fudosan Company, Ltd.                              211,808
     18,000   Mitsui OSK Lines, Ltd.                                    216,347
         66   Mizuho Financial Group, Incorporated                      285,045
      4,100   Modec, Incorporated                                       131,110
     26,000   Nippon Mining Holdings, Incorporated                      146,933
     49,000   Nippon Steel Corporation                                  235,488
    283,800   Nomura Holdings, Incorporated                           3,820,510
      4,000   Olympus Corporation                                       131,220
      2,450   ORIX Corporation - ADR                                    150,528
      4,600   Seven & I Holdings Company, Ltd.                          135,263
      5,400   Shin-Etsu Chemical Company, Ltd.                          304,176
      4,000   Shiseido Company, Ltd.                                     94,464
      1,000   SMC Corporation                                           103,745
     86,200   Sony Corporation                                        3,358,493
     15,000   Sumitomo Metal Mining Company, Ltd.                       193,246
        525   Sumitomo Mitsui Financial Group,
                Incorporated - ADR                                    3,232,254
     48,400   Sumitomo Mitsui Financial Group,
                Incorporated - ADR (a)                                  298,807
      7,000   Sumitomo Realty & Development Company, Ltd.               141,833
     10,200   Suzuki Motor Corporation                                  216,981
      2,900   Terumo Corporation                                        162,821
      7,500   Tokio Marine Holdings, Incorporated - ADR                 257,775
      2,900   Tokyo Electron, Ltd.                                      166,285
      4,100   Toray Industries, Incorporated - ADR                      182,852
     26,000   Toshiba Corporation                                       146,694
      7,000   Toyota Motor Corporation                                  317,115
        469   Yahoo Japan Corporation                                   181,222
     10,000   Yamato Holdings Company, Ltd.                             118,631
                                                                    -----------
                                                                     28,923,412
                                                                    -----------
MALAYSIA: 0.1%
     81,900   Bumiputra - Commerce Holdings BHD                         201,522
     13,200   Digi.com BHD                                               89,465

The accompanying notes are an integral part of these financial statements.    11

--------------------------------------------------------------------------------


SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

MALAYSIA: 0.1% (CONTINUED)
     47,300   Genting BHD                                           $    81,540
    335,600   MMC Corporation BHD                                       207,679
     29,200   Telekom Malaysia BHD                                       30,805
     29,200   TM International BHD (a)                                   53,779
                                                                    -----------
                                                                        664,790
                                                                    -----------
MEXICO: 1.2%
     91,900   America Movil SA de CV - ADR                            4,721,822
    207,475   Grupo Mexico SA de CV                                     342,000
     17,700   Industrias Penoles SA de CV                               291,782
      6,000   Wal-Mart De Mexico SA de CV - ADR                         218,713
                                                                    -----------
                                                                      5,574,317
                                                                    -----------
NETHERLANDS: 2.3%
      2,850   Heineken NV                                               133,962
    122,827   ING Groep NV - ADR                                      3,826,061
    240,400   Unilever NV - ADR                                       6,635,040
                                                                    -----------
                                                                     10,595,063
                                                                    -----------
NORWAY: 0.1%
      5,000   SeaDrill, Ltd.                                            137,154
      4,397   Statoil ASA                                               135,823
                                                                    -----------
                                                                        272,977
                                                                    -----------
PHILIPPINES: 0.1%
      8,900   Philippine Long Distance Telephone - ADR                  527,681
                                                                    -----------

POLAND: 0.1%
      1,900   Bank Pekao SA - GDR                                       151,648
        900   Bre Bank SA (a)                                           140,675
      2,800   KGHM Polska Miedz SA - GDR                                188,160
                                                                    -----------
                                                                        480,483
                                                                    -----------
PORTUGAL: 0.0%
     16,700   Jeronimo Martins                                          142,833
                                                                    -----------

RUSSIAN FEDERATION - 0.1%
      3,000   LUKOIL - ADR                                              224,250
      1,400   OAO Gazprom - ADR                                          54,110
      9,900   OAO Gazprom Spon ADR                                      386,100
                                                                    -----------
                                                                        664,460
                                                                    -----------
SINGAPORE - 0.1%
     30,000   Capitaland, Ltd.                                           92,728
     43,000   Cosco Corporation Singapore, Ltd.                          69,793
     13,000   DBS Group Holdings, Ltd.                                  165,866
     73,000   Singapore Telecommunications, Ltd.                        181,849
                                                                    -----------
                                                                        510,236
                                                                    -----------

12    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

SOUTH AFRICA: 0.2%
      2,550   Anglo Platinum, Ltd - ADR                             $   323,177
     15,300   MTN Group Ltd                                             235,816
      5,500   Sasol, Ltd. - ADR                                         302,445
                                                                    -----------
                                                                        861,438
                                                                    -----------
SOUTH KOREA: 1.0%
     10,700   Daewoo Securities Company, Ltd.                           162,136
      3,900   Daewoo Shipbuilding & Marine Engineering
                Company, Ltd.                                           125,177
      3,500   Daewoo Shipbuilding & Marine Engineering
                Company, Ltd. - GDR                                     224,700
      1,200   Daewoo Shipbuilding & Marine Engineering
                Company, Ltd. - Sponsored GDR 144A (a)                   77,032
      2,800   Dongkuk Steel Mill Company, Ltd.                          100,799
      4,500   Doosan Infracore Company, Ltd.                             87,818
      1,050   GS Engineering & Construction Corporation                  81,963
     10,100   Hynix Semiconductor - GDR 144A (a)                        178,952
      1,825   Hyundai Heavy Industries Company, Ltd.                    401,403
      5,200   Kookmin Bank - ADR                                        284,960
      2,200   Korea Electric Power Corporation                           66,875
      4,200   LG Chemical, Ltd. - GDR 144A                              183,343
        800   LG Electronics, Incorporated                               74,571
        350   NHN Corporation (a)                                        48,214
      4,625   POSCO - ADR                                               495,338
      1,200   Samsung Electronic Company, Ltd.                          282,000
        500   Samsung Electronics Company, Ltd. - GDR 144A              118,468
      1,700   Samsung Fire & Marine Insurance Company                   310,680
      3,500   Samsung Securities Company, Ltd.                          191,891
      3,100   Shinhan Financial Group Company, Ltd. - ADR               279,465
        125   Shinsegae Company, Ltd.                                    62,448
      4,600   SK Energy Company, Ltd.                                   363,302
      2,400   Woori Finance Holdings Company, Ltd. - ADR                 95,352
     11,300   Woori Investment & Securities Company, Ltd.               198,209
                                                                    -----------
                                                                      4,495,096
                                                                    -----------
SPAIN: 2.6%
      3,300   Banco Bilbao Vizcaya Argentaria SA                         55,965
    445,675   Banco Santander Central Hispano SA - ADR                7,567,562
     59,700   Telefonica SA - ADR                                     4,421,979
                                                                    -----------
                                                                     12,045,506
                                                                    -----------
SWEDEN: 0.0%
      9,000   Volvo AB-B Shares                                         102,547
                                                                    -----------
SWITZERLAND: 7.4%
    321,400   Abb, Ltd. - ADR                                         7,896,798
    166,800   Credit Suisse Group - ADR                               7,736,184
      1,800   Julius Baer Holding AG                                    110,012



The accompanying notes are an integral part of these financial statements.    13

--------------------------------------------------------------------------------


SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

SWITZERLAND: 7.4% (CONTINUED)
    158,050   Nestle SA                                             $ 6,975,644
      1,900   Novartis AG - ADR                                         105,716
     49,900   Roche Holding AG                                        8,428,824
    108,833   UBS AG                                                  2,382,344
                                                                    -----------
                                                                     33,635,522
                                                                    -----------
TAIWAN: 0.3%
     65,217   Advanced Semiconductor Engineering,
              Incorporated - ADR                                        232,825
     10,117   Asustek Computer, Incorporated - GDR                      118,371
     36,740   Hon Hai Precision - GDR                                   365,563
     35,997   Siliconware Precision Industries, Ltd. - ADR              247,662
     58,091   Taiwan Semiconductor Manufacturing
                Company, Ltd. - ADR                                     564,064
                                                                    -----------
                                                                      1,528,485
                                                                    -----------
TURKEY: 0.0%
     10,000   Turkcell Iletisim Hizmet AS - ADR                         165,500
                                                                    -----------
UNITED KINGDOM: 4.0%
     13,003   Anglo American Plc                                        694,960
    140,000   Anglo American Plc - ADR                                3,724,000
      1,700   AstraZeneca Plc - ADR                                      82,790
     14,500   BG Group Plc                                              322,199
     88,250   GlaxoSmithKline Plc - ADR                               4,145,102
      9,150   Man Group Plc                                              94,904
     21,625   Rio Tinto Plc - ADR                                     8,211,445
      5,100   Royal Dutch Shell Plc A Shares                            178,258
      8,700   Schroders Plc                                             160,967
      7,200   Standard Chartered Plc                                    195,687
     39,300   Vodafone Group Plc                                        101,046
      4,300   Vodafone Group Plc - ADR                                  109,865
      2,800   Xstrata Plc                                               156,488
                                                                    -----------
                                                                     18,177,711
                                                                    -----------
UNITED STATES: 46.6%
      5,000   AGCO Corporation (a)                                      308,150
      7,925   Ameriprise Financial, Incorporated                        356,229
    148,550   Anadarko Petroleum Corporation                          9,169,991
      4,800   Apache Corporation                                        549,024
    248,100   AT&T, Incorporated                                      7,936,719
         50   Berkshire Hathaway, Incorporated (a)                      195,100
      7,900   Biogen Idec, Incorporated (a)                             402,347
    113,500   Caterpillar, Incorporated                               8,027,855
     11,800   Chesapeake Energy Corporation                             571,120
    394,000   Cisco Systems, Incorporated (a)                         9,475,700
    154,000   The Coca-Cola Company                                   8,018,780
    103,900   ConocoPhillips                                          8,572,789


14    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------


SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

UNITED STATES: 46.6% (CONTINUED)
      5,000   Deere & Company                                       $   352,850
     68,000   Devon Energy Corporation                                6,939,400
    352,550   EMC Corporation (a)                                     5,386,964
      5,650   Emerson Electric Company                                  264,420
     79,700   Exxon Mobil Corporation                                 6,376,797
      5,700   FirstEnergy Corporation                                   414,048
    105,300   Freeport-McMoRan Copper & Gold, Incorporated            9,405,396
    271,150   General Electric Company                                7,619,315
      5,400   Genzyme Corporation (a)                                   422,820
     46,325   Goldman Sachs Group, Incorporated                       7,595,910
    131,900   Hewlett-Packard Company                                 6,188,748
     89,900   Honeywell International, Incorporated                   4,510,283
    310,700   Intel Corporation                                       7,105,709
     11,100   Invitrogen Corporation (a)                                471,306
      4,900   Jacobs Engineering Group, Incorporated (a)                361,718
     16,150   Janus Capital Group, Incorporated                         435,566
     94,800   Johnson & Johnson                                       6,676,764
     63,400   Lockheed Martin Corporation                             7,382,296
    122,800   Merck & Company, Incorporated                           4,380,276
    278,500   Microsoft Corporation                                   7,600,265
    101,500   Nucor Corporation                                       5,328,750
    131,900   Occidental Petroleum Corporation                       10,467,584
      5,400   Oceaneering International, Incorporated (a)               337,014
    336,400   Oracle Corporation (a)                                  7,377,252
    297,600   Pfizer, Incorporated                                    5,687,136
      5,900   PNC Financial Services Group                              424,505
     89,225   Procter & Gamble Company                                6,225,228
     10,400   Qualcomm, Incorporated                                    547,560
    119,500   Schlumberger Ltd.                                      11,259,290
      6,250   Sigma-Aldrich Corporation                                 354,750
     30,300   Southern Copper Corporation                               773,559
      5,700   Techne Corporation (a)                                    439,869
      6,550   Terex Corporation (a)                                     329,400
      8,750   Tiffany & Company                                         386,488
     44,806   Transocean, Incorporated (a)                            5,699,323
      3,900   United States Steel Corporation                           518,973
     90,600   United Technologies Corporation                         5,942,454
     13,225   Verizon Communications, Incorporated                      464,462
    100,900   Wal-Mart Stores, Incorporated                           5,960,163
      6,875   XTO Energy, Incorporated                                  346,569
                                                                    -----------
                                                                    212,344,984
                                                                    -----------

TOTAL COMMON STOCKS
(Cost $401,001,768)                                                 450,350,733
                                                                    -----------


The accompanying notes are an integral part of these financial statements.    15

--------------------------------------------------------------------------------


SHARES OR PRINCIPAL VALUE                                          VALUE
--------------------------------------------------------------------------------

PREFERRED STOCKS: 0.2%
BRAZIL: 0.2%
     13,250   Banco Itau Holding Financeira SA                     $    251,750
      3,100   Companhia de Bebidas das Americas
               (AmBev) - ADR 191,859
     21,000   Lojas Americanas SA                                       133,086
      2,000   Uniao de Bancos Brasileiros SA                            239,120
                                                                   ------------
                                                                        815,815
                                                                   ------------
GERMANY: 0.0%
      2,900   Henkel AG & Company KGAA                                  113,849
                                                                   ------------
TOTAL PREFERRED STOCKS
(Cost $1,104,543)                                                       929,664
                                                                   ------------
MUTUAL FUNDS: 1.3%
  5,825,442   SEI Daily Income Trust Government Fund                  5,825,442
                                                                   ------------
TOTAL MUTUAL FUNDS
(Cost $5,825,442)                                                     5,825,442
                                                                   ------------
TOTAL INVESTMENTS
(Cost $407,931,753): 100.3%                                         457,105,839
Liabilities in Excess of Other Assets: (0.3)%                        (1,493,613)
                                                                   ------------
TOTAL NET ASSETS: 100.0%                                           $455,612,226
                                                                   ============


--------
ADR - American depositary receipt.
GDR - Global Depository Receipt.
(a) Non-income producing security.



INDUSTRY                                                       % OF NET ASSETS
--------------------------------------------------------------------------------

Oil, Gas & Consumable Fuels                                         17.0%
Metals & Mining                                                     10.5%
Pharmaceuticals                                                      6.6%
Commercial Banks                                                     5.9%
Capital Markets                                                      5.2%
Energy Equipment & Services                                          4.1%
Aerospace & Defense                                                  4.0%
Industrial Conglomerates                                             3.9%
Communications Equipment                                             3.8%
Wireless Telecommunication Services                                  3.4%
Software                                                             3.4%






16    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

INDUSTRY (CONTINUED                                           % OF NET ASSETS
--------------------------------------------------------------------------------

Food Products                                                       3.0%
Diversified Telecommunication Services                              2.9%
Machinery                                                           2.7%
Computers & Peripherals                                             2.7%
Chemicals                                                           2.1%
Electric Utilities                                                  2.1%
Semiconductors & Semiconductor Equipment                            2.0%
Electrical Equipment                                                1.9%
Household Durables                                                  1.9%
Beverages                                                           1.8%
Insurance                                                           1.6%
Food & Staples Retailing                                            1.4%
Household Products                                                  1.4%
Real Estate Management & Development                                1.0%
Diversified Financial Services                                      0.9%
Life Sciences Tools & Services                                      0.2%
Biotechnology                                                       0.2%
Construction & Engineering                                          0.2%
Road & Rail                                                         0.1%
Automobiles                                                         0.1%
Marine                                                              0.1%
Electronic Equipment & Instruments                                  0.1%
Trading Companies & Distributors                                    0.1%
Internet Software & Services                                        0.1%
Specialty Retail                                                    0.1%
Textiles, Apparel & Luxury Goods                                    0.1%
Health Care Equipment & Supplies                                    0.1%
Construction Materials                                              0.1%
Multiline Retail                                                    0.1%
Office Electronics                                                  0.1%
Consumer Finance                                                    0.0%
Independent Power Producers & Energy Traders                        0.0%
Air Freight & Logistics                                             0.0%
Auto Components                                                     0.0%
Media                                                               0.0%
Personal Products                                                   0.0%
Hotels Restaurants & Leisure                                        0.0%
Multi-Utilities                                                     0.0%
                                                                 ------
TOTAL INVESTMENT IN SECURITIES                                     99.0%
Cash Equivalent                                                     1.3%
Liabilities in Excess of Other Assets                              (0.3)%
                                                                  ------
TOTAL NET ASSETS                                                  100.0%
                                                                  =====



The accompanying notes are an integral part of these financial statements.    17

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2008

ASSETS
  Investments in securities, at cost                              $ 407,931,753
                                                                  =============

  Investments in securities, at value                             $ 457,105,839
  Receivables:
   Dividends and interest                                               678,052
   Fund shares sold                                                     671,181
   Investments sold                                                     281,286
   Other assets                                                          34,081
                                                                  -------------
   Total Assets                                                     458,770,439
                                                                  -------------

LIABILITIES
  Payables for fund shares redeemed                                     311,383
  Payables for investments purchased                                  2,008,674
  Accrued advisory fees (Note 3)                                        384,409
  Accrued distribution fees (Note 4)                                    264,124
  Accrued fund administration, fund accounting,
    transfer agent and custody fees                                     123,425
  Other accrued expenses and liabilities                                 66,198
                                                                  -------------
    Total Liabilities                                                 3,158,213
                                                                  -------------

NET ASSETS                                                        $ 455,612,226
                                                                  =============

Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                     22,500,371

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE          $       20.25
                                                                  =============

COMPONENTS OF NET ASSETS
Paid-in capital                                                   $ 398,387,062
Undistributed net investment income                                   2,083,758
Accumulated net realized gain on investments                          5,969,937
Net unrealized appreciation on investments                           49,174,086
Net unrealized depreciation on foreign currency                          (2,617)
                                                                  -------------
  Net assets                                                      $ 455,612,226
                                                                  =============










18    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2008

INVESTMENT INCOME
Income
  Dividends (net of foreign taxes withheld of $1,040,357)          $  9,528,117
  Interest income                                                       169,800
                                                                   ------------
   Total income                                                       9,697,917
                                                                   ------------
Expenses
  Advisory fees (Note 3)                                              4,788,244
  Distribution fees (Note 4)                                            895,404
  Administration fees (Note 3)                                          339,381
  Transfer agent fees                                                   219,710
  Fund accounting fees                                                  147,194
  Custody fees                                                          146,235
  Insurance expense                                                      86,642
  Reports to shareholders                                                37,006
  Registration fees                                                      33,810
  Audit fees                                                             20,961
  Legal fees                                                             22,375
  Trustee fees                                                           23,810
  Miscellaneous                                                          12,938
                                                                   ------------
   Total operating expenses                                           6,773,710
   Interest expense                                                         337
                                                                   ------------
    Total expenses                                                    6,774,047
                                                                   ------------

  NET INVESTMENT INCOME                                               2,923,870
                                                                   ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                   22,416,081
  Net realized loss on foreign currency                                (141,008)
  Change in net unrealized depreciation on investments              (84,190,652)
  Change in net unrealized depreciation on foreign currency              (2,617)
                                                                   ------------
   Net loss on investments                                          (61,918,196)
                                                                   ------------

   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(58,994,326)
                                                                   ============




The accompanying notes are an integral part of these financial statements.    19

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                  YEAR  ENDED      YEAR ENDED
                                                AUGUST 31, 2008  AUGUST 31, 2007
                                                ---------------  ---------------

INCREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income                          $   2,923,870    $   1,589,923
  Net realized gain (loss) on investments
   and foreign currency                             22,275,073       22,935,435
  Change in net unrealized depreciation on
   investments                                     (84,190,652)      36,347,412
  Change in net unrealized depreciation on
   foreign currency                                     (2,617)            --
                                                 -------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                      (58,994,326)      60,872,770
                                                 -------------    -------------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                        (1,298,261)      (1,378,881)
  From net realized gain on investments            (34,522,389)            --
                                                 -------------    -------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (35,820,650)      (1,378,881)
                                                 -------------    -------------

CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
   net change in outstanding shares (a)             84,703,220       18,931,734
                                                 -------------    -------------

   TOTAL INCREASE (DECREASE) IN NET ASSETS         (10,111,756)      78,425,623
                                                 -------------    -------------

NET ASSETS
  Beginning of year                                465,723,982      387,298,359
                                                 -------------    -------------
  END OF YEAR                                    $ 455,612,226    $ 465,723,982
                                                 =============    =============

Undistributed net investment income (loss)       $   2,083,758    $  (1,276,122)
                                                 =============    =============

(a) A summary of capital share transactions is as follows:

                                       YEAR ENDED                  YEAR ENDED
                                     AUGUST 31, 2008              AUGUST 31, 2007
                                -------------------------   ------------------------
                                   SHARES        VALUE         SHARES          VALUE
                                   ------        -----         ------          -----
Shares sold                     5,193,681   $ 118,169,093   3,607,216  $  85,489,850
Shares issued on reinvestment
  of distributions              1,428,514   $  33,170,091      56,352  $   1,288,215
Shares redeemed                (2,906,534)    (66,635,964) (2,884,946)   (67,846,331)
                               ----------   -------------   ---------  -------------
Net increase (decrease)         3,715,661   $  84,703,220     778,622  $  18,931,734
                               ==========   =============   =========  =============





20    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH YEAR.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.

                                                             YEAR ENDED AUGUST 31,
                                           ----------------------------------------------------------
                                               2008        2007        2006        2005        2004
                                           ----------  ----------  ----------  ----------  ----------
Net asset value,
  beginning of year                        $    24.79  $    21.51  $    19.03  $    16.58  $    15.31
                                           ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.15        0.09        0.04        0.10        0.07
  Net realized and unrealized
   gain (loss) on investments                   (2.82)       3.27        2.72        2.42        1.27
                                           ----------  ----------  ----------  ----------  ----------
Total from investment                           (2.67)       3.36        2.76        2.52        1.34
                                           ----------  ----------  ----------  ----------  ----------
 operations
LESS DISTRIBUTIONS:
  From net investment income                    (0.07)      (0.08)      (0.28)      (0.07)      (0.07)
  From net realized gain                        (1.80)        --          --          --          --
                                           ----------  ----------  ----------  ----------  ----------
Total distributions                             (1.87)      (0.08)      (0.28)      (0.07)      (0.07)
                                           ----------  ----------  ----------  ----------  ----------
Net asset value, end of year               $    20.25  $    24.79  $    21.51  $    19.03  $    16.58
                                           ==========  ==========  ==========  ==========  ==========

Total return                                   (11.75%)     15.63%      14.54%      15.20%       8.72%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period                $   455.6   $   465.7   $   387.3   $   325.4   $   298.6
   (millions)
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and expenses
   absorbed or recouped                          1.41%       1.39%       1.49%       1.46%       1.49%
  After fees waived and expenses
   absorbed or recouped                          1.41%       1.39%       1.49%       1.49%       1.50%
RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                        0.61%       0.37%       0.21%       0.52%       0.42%
Portfolio turnover rate                         62.96%      16.38%      43.47%      16.68%      19.50%

# Net of fees waived.






The accompanying notes are an integral part of these financial statements.    21

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2008

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Funds.

The investment objective of the Total Return Fund is as follows:

The Fund seeks a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

   A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

--------------------------------------------------------------------------------

   B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

        The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

        Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

   C. FEDERAL INCOME AND EXCISE TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

        The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

        On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund adopted FIN 48 effective February 29, 2008. Management of the Fund has reviewed the tax positions for the fiscal years ending August 31, 2005 through 2008 and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements.

--------------------------------------------------------------------------------

   D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

   E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

   F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

   G. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, it is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

        The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

   H. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent difference be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2008, the Total Return Fund increased accumulated undistributed net investment income by $1,734,271, decreased accumulated net realized gain on investments by $1,796,718, and increased paid-in capital by $62,447.

   I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

--------------------------------------------------------------------------------

   J. LINE OF CREDIT. The Fund has a Loan Agreement with U.S. Bank N.A. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate per annum, payable monthly.

        Borrowing activity under the Loan Agreement for the year ended August 31, 2008, was as follows:

  MAXIMUM                         AMOUNT              AVERAGE       AVERAGE
   AMOUNT       INTEREST       OUTSTANDING AT         AMOUNT        INTEREST
OUTSTANDING      EXPENSE       AUGUST 31, 2008      OUTSTANDING       RATE
-----------      -------       ---------------      -----------       ----
$ 454,000        $ 337               $ 0              $ 4,653         6.750%

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND
         OTHER SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31, 2008, the Adviser had previously recouped all fees previously waived and expenses absorbed from the Total Return Fund.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the year ended August 31, 2008, Purisima Total Return Fund paid USBFS $339,381 for services rendered in its capacity as the Trust's Administrator.

--------------------------------------------------------------------------------

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2008, the Fund incurred $895,404 in distribution fees. Quasar Distributors, LLC, an affiliate of the Administrator, serves as distributor of the Fund pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the year ended August 31, 2008 were as follows:

                 FUND                   PURCHASES          SALES
                 ----                   ---------          -----
           Total Return Fund           $350,038,111     $298,801,980

NOTE 6 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                            TOTAL RETURN
                                           -------------
Cost of investments for tax purposes       $ 408,276,580
                                           =============
Gross tax unrealized appreciation          $  88,671,810
Gross tax unrealized depreciation            (39,842,551)
                                           -------------
Net tax unrealized appreciation               48,829,259
                                           -------------
Undistributed ordinary income                  2,197,327
Undistributed Long Term Capital Gains          6,295,144
                                           -------------
Total distributable earnings                   8,492,471
                                           -------------
Other accumulated earnings                       (96,566)
                                           -------------
Total accumulated earnings                 $  57,225,164
                                           =============

--------------------------------------------------------------------------------

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2008, the Fund deferred, on a tax basis, $93,949 of Post-October losses.

The tax composition of dividends are as follows:

                           ORDINARY          LONG TERM
                           INCOME          CAPITAL GAINS
                           ------          -------------
Total Return Fund
8/31/2008             $    1,298,261       $ 34,522,389
8/31/2007             $    1,378,881              --

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2008.

NOTE 7 - RECENT ACCOUNTING PRONOUNCEMENTS

In September, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements", which will expand the disclosure requirements for fair value measurements. The new standard defines fair value as the price that would be received upon the sale of an asset or transfer of a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, this Statement also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about marketing participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. (Management is currently evaluating the impact of adoption of SFAS No. 157 on its financial statements.)

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

                     This page is intentionally left blank.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE PURISIMA FUNDS
WOODSIDE, CALIFORNIA

We have audited the accompanying statement of assets and liabilities of the Purisima Total Return Fund, a series of The Purisima Funds (the "Trust"), including the schedule of investments as of August 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers or by other auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Purisima Total Return Fund as of August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 29, 2008

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
OTHER INFORMATION

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TAX NOTICE (UNAUDITED)

For the fiscal year ended August 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of dividends declared from ordinary income as qualified dividend income.

--------------------------------------------------------------------------------

(UNAUDITED)

The percentage of dividend income distributed for the year ended August 31, 2008 designated as qualified dividends received deduction available to corporate shareholders is 94.4% for the Total Return Fund. For the year ended August 31, 2008, the Total Return Fund earned foreign source income and paid foreign taxes, which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

                                        GROSS DIVIDENDS       TAXES WITHHELD
                                        ---------------       --------------
Australia                                 110,104.00              --
Brazil                                    195,724.55            20,156.55
Canada                                    160,744.97            24,111.75
Chile                                         865.02              --
China                                      18,647.54               859.08
Czech                                       7,450.32             1,117.55
Denmark                                     6,767.93             1,015.19
France                                    937,842.27           208,952.56
Finland                                   223,827.58            33,574.14
Germany                                 1,027,733.78           212,834.12
Hong Kong                                 234,648.03             5,364.00
India                                      25,451.63             3,112.34
Indonesia                                  62,733.70             9,410.05
Italy                                     462,420.02           123,579.26
Israel                                      2,777.36               458.27
Japan                                     748,798.31            83,928.90
Luxembourg                                  6,717.50                95.63
Malaysia                                   27,533.05             3,418.97
Mexico                                    114,372.61              --
Netherlands                               460,708.16            71,288.32
Netherlands Antellies                      96,197.50              --
Norway                                     23,418.60             3,512.79
Philippines                                40,362.58             6,276.90
Poland                                     31,440.20             4,829.10
Portugal                                    2,517.90               377.69
Republic of Korea                          92,517.36            14,447.41
Singapore                                  17,613.87              --
South Africa                               13,359.83                86.00
Spain                                     629,846.82           112,860.28
Sweden                                     12,017.93             3,047.20
Switzerland                               451,746.76            68,285.97
Taiwan                                     77,321.03            18,668.74
Turkey                                      5,898.81              --

--------------------------------------------------------------------------------

PURISIMA TOTAL RETURN FUND
TRUSTEES AND OFFICER INFORMATION (UNAUDITED)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address,                     Position(s) Held Date
of Birth                                with Trust               Year Elected(1)

Kenneth L. Fisher* (born 1950)     President and Trustee             1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

Pierson E. Clair III (born 1948)         Trustee                     1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

Scott LeFevre (born 1957)                Trustee                     2001
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

Alfred D. McKelvy, Jr. (born 1948)       Trustee                     2003
13100 Skyline Blvd.
Woodside, CA 94062:

--------------------------------------------------------------------------------

Bryan F. Morse (born 1952)               Trustee                     1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

Grover T. Wickersham (born 1949)         Trustee                     1996
13100 Skyline Blvd.
Woodside, CA 94062

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 Number of
                                               Portfolios in
                                               Fund Complex           Other
Principal Occupation(s)                        Overseen by        Directorships
During Past Five Years                           Director             Held
--------------------------------------------------------------------------------

Chief Executive Officer and majority                2                None
shareholder of Fisher Investment, Inc.,
the sole shareholder of the Adviser,
and has served in such capacities since
the incorporation of the Adviser in 1986.
Prior thereto, he was the founder of Fisher
Investments, a sole proprietorship which commenced operations in 1979.

--------------------------------------------------------------------------------

President and Chief Executive Officer of            2               Signature
Brown & Haley since 1998 (fine confectioners);                     Foods, Inc.
Vice President of Blummer Chocolate Company from 1980 to 1997, where he had been employed since 1970.

--------------------------------------------------------------------------------

Sole proprietor of LeFevre Capital                 2                 None
Management, a registered investment
adviser.

--------------------------------------------------------------------------------

Executive Director of the law firm of              2               Bay BOMA;
Berding & Weil, LLP since 1990.                                BOMA California;
                                                                Heritage Bank
                                                              (Advisory Board).

--------------------------------------------------------------------------------

Sole proprietor of Bryan F. Morse, RIA,            2                 None
a registered investment adviser since 1990.

--------------------------------------------------------------------------------

Attorney in private practice in Palo Alto,         2                 None
California. Prior to entering private practice in June of 1981, served as a Branch Chief of the Los Angeles Regional Office of the U.S.
Securities and Exchange Commission.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                 Position(s) Held
Name, Address, Age                 with Trust                 Year Elected(1)
--------------------------------------------------------------------------------

Tom Fishel (born 1960)               Chief                        2005
13100 Skyline Blvd.                Compliance
Woodside, CA 94062                   Officer

--------------------------------------------------------------------------------

Keith Shintani (born 1963)       Secretary and                    2006
2020 East Financial Way            Assistant
Glendora, CA 91741                 Treasurer

--------------------------------------------------------------------------------

Michael Ricks (born 1977)          Treasurer                      2006
2020 East Financial Way
Glendora, CA 91741

--------------------------------------------------------------------------------


----------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
* "Interested person" of the Trust, as defined in the 1940 Act.

--------------------------------------------------------------------------------

                                               Number of
                                               Portfolios in
                                               Fund Complex           Other
Principal Occupation(s)                        Overseen by        Directorships
During Past Five Years                         Director               Held
--------------------------------------------------------------------------------
Vice President and Chief Compliance               N/A                None
Officer of the Adviser. Vice President
of Charles Schwab & Co., Inc. from
1995 to 2004, where he had been
employed since 1983.

--------------------------------------------------------------------------------

Vice President of U.S. Bancorp Fund               N/A                None
Services, LLC and its predecessor,
Investment Company Administration, LLC since 1998.

--------------------------------------------------------------------------------

Assistant Vice President of U.S. Bancorp Fund     N/A                None
Services, LLC since 2001.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICE

FISHER ASSET MANAGEMENT, LLC (doing business as Fisher Investments) and THE PURISIMA FUNDS collect non-public information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose the non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

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



The Purisima Funds
--------------------------------------------------------------------------------

Annual Report
August 31, 2008
The Purisima All-Purpose Fund


--------------------------------------------------------------------------------

A LETTER TO OUR SHAREHOLDERS

Welcome to the annual report for the Purisima All-Purpose Fund for the twelve-month period ending August 31, 2008. The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. During the period, the Fund was primarily invested in US government securities.

Thank you for your continued interest and support.

Sincerely,

/s/ KENNETH L. FISHER
----------------------
Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments


OPINIONS EXPRESSED ABOVE ARE THOSE OF KENNETH L. FISHER AND ARE SUBJECT TO CHANGE, ARE NOT GUARANTEED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

FUND HOLDINGS AND SECTOR ALLOCATIONS ARE SUBJECT TO CHANGE AND ARE NOT RECOMMENDATIONS TO BUY OR SELL ANY SECURITY.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. THE FUND MAY USE SHORT SALES OF SECURITIES, WHICH INVOLVE THE RISK THAT LOSSES MAY EXCEED THE ORIGINAL AMOUNT INVESTED. THE FUND MAY ALSO USE OPTIONS AND FUTURES CONTRACTS, WHICH HAVE THE RISKS OF UNLIMITED LOSSES OF THE UNDERLYING HOLDINGS DUE TO UNANTICIPATED MARKET MOVEMENTS AND FAILURE TO CORRECTLY PREDICT THE DIRECTION OF SECURITIES PRICES, INTEREST RATES AND CURRENCY EXCHANGE RATES. THE FUND MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. THE FUND MAY INVEST IN DEBT SECURITIES WHICH TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS GREATER FOR LONGER-TERM DEBT SECURITIES.

THE FUND IS NON-DIVERSIFIED, MEANING IT MAY CONCENTRATE ITS ASSETS IN FEWER INDIVIDUAL HOLDINGS THAN A DIVERSIFIED FUND. THEREFORE, THE FUND IS MORE EXPOSED TO INDIVIDUAL STOCK VOLATILITY THAN A DIVERSIFIED FUND. AN INVESTMENT IN THE FUND IS NOT SUITABLE FOR ALL INVESTORS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

FISHER INVESTMENTS IS THE ADVISER TO THE PURISIMA FUNDS. THE PURISIMA FUNDS ARE DISTRIBUTED BY QUASAR DISTRIBUTORS, LLC. 10/08

--------------------------------------------------------------------------------

PERFORMANCE SUMMARY
FOR YEAR ENDED AUGUST 31, 2008

PURISIMA ALL-PURPOSE FUND
GROWTH OF $10,000.
PURISIMA ALL-PURPOSE FUND CUMULATIVE TOTAL RETURN VERSES MERRILL LYNCH U.S. TREASURY BILLS 0-3 MONTHS INDEX $10,000 INVESTED FROM FUND INCEPTION ON 11/01/05 TO 8/31/08 *

  MONTH         PURISIMA ALL-PURPOSE FUND      MERRILL LYNCH U.S. TREASURY BILLS
                PURISIMA ALL-PURPOSE FUND               0-3 MONTHS INDEX
----------      -------------------------               ----------------
 11/1/2005               10,000                               10,000
 2/28/2006               10,160                               10,129
 5/31/2006               10,351                               10,247
 8/31/2006               10,562                               10,375
11/30/2006               10,743                               10,507
 2/28/2007               10,908                               10,637
 5/31/2007               11,103                               10,780
 8/31/2007               11,330                               10,924
11/30/2007               11,481                               11,050
 2/29/2008               11,692                               11,154
 5/31/2008               11,749                               11,194
 8/31/2008               11,818                               11,251

ONE-YEAR                                         ONE-YEAR

      Average Annual Total Return(2)**  4.31%        Average Annual Total Return(2)**   2.99%

SINCE INCEPTION (11/01/2005)                     SINCE FUND INCEPTION (11/01/2005)

      Cumulative Total Return1**       18.18%         Cumulative Total Return1**       12.50%
      Average Annual Total Return(2)**  6.08%         Average Annual Total Return(2)**  4.25%


PLEASE NOTE PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL FLUCTUATE, AND INVESTORS MAY EXPERIENCE A GAIN OR LOSS WHEN THEY SELL THEIR SHARES. TO OBTAIN A PROSPECTUS ON THE PURISIMA FUNDS PLEASE CALL 1-800-841-0199. THE PROSPECTUS CONTAINS MORE INFORMATION, INCLUDING THE POLITICAL, ECONOMIC, CURRENCY RISKS AND POTENTIAL VOLATILITY OF FOREIGN INVESTING. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

1. Cumulative total return measures the change in value of an investment over the periods indicated and reflects all fund fees and expenses.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and reflects all fund fees and expenses. Average annual total return and cumulative total return for the one-year period would be identical.
* The Merrill Lynch US Treasury Bills 0-3 Months Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.
** The total returns shown do not reflect the deduction of taxes a shareholder would pay on fund distributions or redemption of fund shares. The total return reflects the rate an investment would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

                              SECTOR BREAKDOWN(1)
                                  (Unaudited)

PURISIMA ALL-PURPOSE FUND

--------------------------------------------------------------------------------
U.S. Treasury Obligations                                           86.2%
Mutual Funds                                                        13.8%
--------------------------------------------------------------------------------
Total                                                              100.0%

(1)Percentage of Total Investments as of August 31, 2008.

IMPORTANT INFORMATION

The following disclosure provides important information regarding the Fund's Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, i n cluding management fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from March 1, 2008 to August 31, 2008 for the Purisima All-Purpose Fund.

ACTUAL EXPENSES

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees. Therefore, the n i formation under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (UNAUDITED)

PURISIMA ALL-PURPOSE FUND            ACUTAL          HYPOTHETICAL PERFORMANCE
(Inception date: 11/01/2005)         PERFORMANCE     (5% RETURN BEFORE EXPENSES)
--------------------------------------------------------------------------------

Beginning Account Value (03/01/08)   $1,000.00       $1,000.00

Ending Account Value (08/31/08)      $1,010.80       $1,017.60

Expenses Paid During Period(1)         $7.58           $7.61
--------------------------------------------------------------------------------



(1) Expenses are equal to the Fund's expense ratio for the four month period of 1.50% for the Purisima All-Purpose Fund multiplied by the average account value over the period, multiplied by 184/366 (to reflect the four month period).

SCHEDULE OF INVESTMENTS
AUGUST 31, 2008

PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------

U.S. TREASURY BILLS: 84.4%
25,000    1.772%, 10/09/2008
                TOTAL U.S. TREASURY BILLS (COST $24,952)              $  24,952
                                                                      ---------
U.S. TREASURY NOTES: 33.9%
10,000    4.875%, 08/31/2008
                TOTAL U.S. TREASURY NOTES (COST $10,000)                 10,000
                                                                      ---------
SHARES
------

MUTUAL FUNDS: 18.9%
5,577     SEI Daily Income Trust Government Fund                          5,577
                                                                      ---------
                TOTAL MUTUAL FUNDS (COST $5,577)

TOTAL INVESTMENTS (COST $40,529): 137.2%                              $  40,529
LIABILITIES IN EXCESS OF OTHER ASSETS: (37.2)%                          (10,990)
                                                                      ---------
TOTAL NET ASSETS: 100.0%                                              $  29,539
                                                                      =========







   The accompanying notes are an integral part of these financial statements.


                         PURISIMA ALL-PURPOSE FUND


STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2008
================================================================================

                                                                ALL-PURPOSE FUND
                                                                ----------------
ASSETS
Investments in securities, at cost                                  $     40,529
                                                                    ============
Investments in securities, at value                                 $     40,529
Receivables:
  Dividends and interest                                                     273
Due from Adviser (Note 3)                                                 16,523
Prepaid expenses                                                          16,547
                                                                    ------------
  Total Assets                                                            73,872
                                                                    ------------
LIABILITIES
  Accrued administration fees (Note 3)                                     3,262
  Accrued transfer agent fees                                                404
  Accrued audit fees                                                      33,540
  Accrued fund accounting fees                                             5,197
  Accrued reports to shareholders                                            505
  Other accrued expenses                                                   1,425
                                                                    ------------
    Total Liabilities                                                     44,333
                                                                    ------------
NET ASSETS                                                          $     29,539
                                                                    ============
Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)                           2,877
                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                                         $      10.27
                                                                    ============
COMPONENTS OF NET ASSETS
  Paid-in capital                                                   $     28,764
  Accumulated net investment income                                          767
  Accumulated net realized gain on investments                                 8
                                                                    ------------
    Net assets                                                      $     29,539
                                                                    ============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        PURISIMA ALL-PURPOSE FUND


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 2008
================================================================================

                                                                    ALL-PURPOSE
                                                                        FUND
                                                                    -----------
INVESTMENT INCOME
  Income
   Interest                                                           $   1,725
                                                                      ---------
    Total income                                                          1,725
                                                                      ---------
Expenses
  Advisory fees                                                             291
  Administration fees                                                    39,559
  Transfer agent fees                                                    13,730
  Fund accounting fees                                                   29,947
  Custody fees                                                            2,992
  Reports to shareholders                                                 3,302
  Registration fees                                                      12,691
  Audit fees                                                             20,328
  Legal fees                                                                 35
  Trustee fees                                                           22,176
  Miscellaneous                                                             289
                                                                      ---------
   Total expenses                                                       145,340
   Less: Reimbursement by Adviser (Note 3)                             (144,904)
                                                                      ---------
   Net expenses                                                             436
                                                                      ---------
    NET INVESTMENT INCOME                                                 1,289
                                                                      ---------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
  Net realized gain on investments                                            9
  Change in net unrealized appreciation on investments                      (96)
                                                                      ---------
   Net loss on investments                                                  (87)
                                                                      ---------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $   1,202
                                                                      =========



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                            PURISIMA ALL-PURPOSE FUND

STATEMENT OF CHANGES IN NET ASSETS
================================================================================


                                                            YEAR ENDED         YEAR ENDED
                                                         AUGUST 31, 2008     AUGUST 31, 2007
                                                         ---------------     ---------------
DECREASE IN NET ASSETS FROM:

OPERATIONS
  Net investment income                                    $  1,289             $  1,820
  Net realized gain on investments                                9                    5
  Change in net unrealized appreciation on investments          (96)                  96
                                                           --------             --------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       1,202                1,921
                                                           --------             --------
DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                 (1,717)              (1,899)
                                                           --------             --------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       (1,717)              (1,899)
                                                           --------             --------
CAPITAL SHARE TRANSACTIONS
  Net increase in net assets derived from
   net change in outstanding shares (a)                       1,717                1,899
                                                           --------             --------
   TOTAL INCREASE IN NET ASSETS                               1,202                1,921
                                                           --------             --------
NET ASSETS
  Beginning of period                                        28,337               26,416
                                                           --------             --------
  END OF PERIOD                                            $ 29,539             $ 28,337
                                                           ========             ========
  Undistributed net investment income                      $    767             $  1,195
                                                           ========             ========

(a) A summary of capital share transactions is as follows:

                                           YEAR ENDED             YEAR ENDED
                                         AUGUST 31, 2008        AUGUST 31, 2007
                                         ---------------       -----------------
                                         SHARES    VALUE       SHARES     VALUE
                                         ------    -----       ------     -----
Shares sold                                --       $ --         --       $ --
Shares issued on reinvestment
  of distributions                          172      1,717        190      1,899
Shares redeemed                            --         --         --         --
                                         ------     ------      ------    ------
Net increase                                172     $1,717        190     $1,899
                                         ======     ======      ======    ======




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


PURISIMA ALL-PURPOSE FUND

FINANCIAL HIGHLIGHTS FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
================================================================================


THE FOLLOWING INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL
STATEMENTS AND NOTES THERETO APPEARING ELSEWHERE IN THIS ANNUAL REPORT.


                                             FOR THE            FOR THE   NOVEMBER 1, 2005^
                                            YEAR ENDED        YEAR ENDED        THRU
                                         AUGUST 31, 2008   AUGUST 31, 2007  AUGUST 31, 2006
                                         ---------------   ---------------  ---------------
Net asset value, beginning of period          $ 10.47           $ 10.50         $ 10.00
                                              -------           -------         -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.46              0.69            0.56
  Net realized and unrealized gain
   (loss) on investments                        (0.03)             0.04            0.00
                                              -------           -------         -------
Total from investment operations                 0.43              0.73            0.56
                                              -------           -------         -------
LESS DISTRIBUTIONS:
  From net investment income                    (0.63)            (0.76)          (0.06)
                                              -------           -------         -------
Total distributions                             (0.63)            (0.76)          (0.06)
                                              -------           -------         -------
Net asset value, end of period                $ 10.27           $ 10.47         $ 10.50
                                              =======           =======         =======
Total return                                     4.31%             7.27%           5.62%**

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)       $ 29.5            $ 28.3          $ 26.4

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived                           500.20%           545.57%         620.25%*
  After fees waived                              1.50%             1.50%           1.50%*

RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS #                        4.44%             6.66%           6.71%*

Portfolio turnover rate                          0.00%             0.00%           0.00%**

# Net of fees waived.
* Annualized.
** Not annualized.
^ Commencement of operations.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                            PURISIMA ALL-PURPOSE FUND


NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2008

NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in a series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements n i clude the Purisima All-Purpose Fund (the "Fund"), a non-diversified fund which commenced operations on November 1, 2005. The Fund is one of the two portfolios comprising the Trust. Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The investment objective of the Purisima All-Purpose Fund is as follows:

The Fund seeks to provide protection against declines in the value of the U.S. and foreign equity markets. It invests in derivative securities, money market instruments and other securities, including U.S. and foreign common stocks, and fixed income securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

                            PURISIMA ALL-PURPOSE FUND


     B. FOREIGN CURRENCY TRANSLATION. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

          The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

          Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and f o reign withholding taxes recorded on the Fund books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

     C. FEDERAL INCOME AND EXCISE TAXES. The Fund has elected to be taxed as a "regulated i nv estment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income or excise tax provision is required.

          In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

          The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation t h at exist in the markets in which it invests.

          On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions t a ken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required as of t h e date of the last Net Asset Value ("NAV") calculation in the first required financial

                            PURISIMA ALL-PURPOSE FUND


          statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Fund adopted FIN 48 effective February 29, 2008. Management of the Fund has reviewed the tax positions for the fiscal years ending August 31, 2005 through 2008 and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

     E. USE OF ESTIMATES. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     F. CONCENTRATION OF RISK. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain l o cal tax law considerations, and limited regulation of the securities markets.

     G. OPTIONS. Exchange traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded. Certain markets are not closed at the time that a Fund prices portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. If no sales are reported, the mean between the last reported bid and asked prices will be used. Non-exchange traded options will also be valued at the mean between bid and asked prices. "Fair value" of other private options are valued after consulting with the Adviser using a mathematical model.

          Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain i f the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Fund may purchase options which are n i cluded in the Fund's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At August 31, 2008, the Fund had no options outstanding.

                           PURISIMA ALL-PURPOSE FUND

     H. SECURITIES SOLD SHORT. To the extent the Fund engages in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

          The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

     I. INDEMNIFICATION OBLIGATIONS. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER
                SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of h t e personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the year ended August 31, 2008, the Fund paid the Adviser $291.

As of August 31, 2008, the Adviser has reimbursed the Fund $144,904 to limit its total expenses to not more than 1.50% of the average daily net assets.

                            PURISIMA ALL-PURPOSE FUND


At August 31, 2008 the Adviser may recapture a portion of the following amounts that have been paid and/or waived on behalf of the Fund no later than the date as stated below:

FUND                   AUGUST 31, 2009       AUGUST 31, 2010     AUGUST 31, 2011
--------------------------------------------------------------------------------
Purisima All-Purpose
  Fund                  $ 131,092              $ 148,574           $ 144,904

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent. Certain officers of the Trust, including the Trust's Treasurer, are employees of the Administrator. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. During the year ended August 31, 2008, Purisima All-Purpose Fund paid USBFS $39,559 for services rendered in its capacity as the Fund's Administrator.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A., and USBFS serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay expenses incurred for the purpose of distribution activities, including the engagement of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the year ended August 31, 2008, the Fund did not utilize the Plan.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the year ended August 31, 2008, were as follows:

FUND                                     PURCHASES                      SALES
--------------------------------------------------------------------------------
Purisima All-Purpose Fund                  $ 0                           $ 0


NOTE 6 - FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences, if any, are primarily attributable to the tax deferral of losses on wash sales, the realization of r tax purposes of unrealized gains on passive foreign investment companies and return of capital distributions and income adjustments recognized for tax purposes on real estate investment trusts. Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

                            PURISIMA ALL-PURPOSE FUND




As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

                                                         All-Purpose
                                                         -----------

Cost of investments for tax purposes                      $ 40,529
                                                          ========
Gross tax unrealized appreciation                         $   --
Gross tax unrealized depreciation                         $   --
                                                          --------
Net tax unrealized appreciation                           $   --
Undistributed ordinary income                             $    776
Other accumulated losses *                                $     (1)
                                                          --------
Total accumulated earnings (losses)                       $    775
                                                          ========

The tax compositions of dividends are as follows:


                                        Ordinary              Long Term
                                         Income             Capital Gains
                                         ------             -------------
Purisima All-Purpose
Fund
8/31/2008                               $1,717                  --
8/31/2007                               $1,899                  --



* Under current tax law capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following fiscal year.

NOTE 7 - RECENT ACCOUNTING PRONOUNCEMENTS

In September, 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements", which will expand the disclosure requirements for fair value measurements. The new standard defines fair value as the price that would be received upon the sale of an asset or transfer of a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, this Statement also establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and earlier adoption is permitted. Management is currently evaluating the impact of adoption of SFAS No. 157 on its financial statements.

                            PURISIMA ALL-PURPOSE FUND

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedge Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operation and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
THE PURISIMA FUNDS
WOODSIDE, CALIFORNIA


We have audited the accompanying statement of assets and liabilities of the Purisima All-Purpose Fund, a series of The Purisima Funds (the "Trust"), including the schedule of investments as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period November 1, 2005 (commencement of operations) to August 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for t h e purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also n i cludes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Purisima All-Purpose Fund as of August 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.






                                                       TAIT, WELLER & BAKER LLP

PHILADELPHIA, PENNSYLVANIA
OCTOBER 29, 2008

OTHER INFORMATION -

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling t o ll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at HTTP://WWW.SEC.GOV.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.

TAX NOTICE (UNAUDITED)

Additional Information applicable to foreign shareholders only: The percentage of income distributed for the year ended August 31, 2008, designated qualified interest income under Internal Revenue Code Section 871(k)(1)(C), is 100% for the Fund.

                  TRUSTEES AND OFFICER INFORMATION (Unaudited)

         The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

         The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:


                                                                                                         NUMBER OF
                                                                                                       PORTFOLIOS IN
                                                                                                           FUND
                                                                                                         COMPLEX          OTHER
NAME, ADDRESS,         POSITION(S) HELD        YEAR       PRINCIPAL OCCUPATION(S)                       OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH             WITH TRUST         ELECTED(1)   DURING PAST FIVE YEARS                         DIRECTOR        HELD
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Fisher*       President             1996       Chief Executive Officer and majority              2            NONE
(born 1950)              and Trustee                      shareholder of Fisher Investments, Inc.,
13100 Skyline Blvd.                                       the sole shareholder of the Adviser,
Woodside, CA 94062                                        and has served insuch capacities since
                                                          the incorporation of the Adviser in 1986.
                                                          Prior thereto, he was the founder of Fisher
                                                          Investments, a sole proprietorship which
                                                          commenced operations in 1979.

Pierson E. Clair III     Trustee               1996       President and Chief Executive Officer             2            Signature
(born 1948)                                               of Brown & Haley since 1998 (fine                              Foods, Inc.
13100 Skyline Blvd.                                       confectioners); Vice President of Blummer
Woodside, CA 94062                                        Chocolate Company from 1980 to 1997,
                                                          where he had been employed since 1970.

Scott LeFevre            Trustee               2001       Sole proprietor of LeFevre Capital                2            NONE
(born 1957)                                               Management, a registered investment
13100 Skyline Blvd.                                       adviser.
Woodside, CA 94062

Alfred D. McKelvy, Jr.   Trustee               2003       Executive Director of the law firm of             2            East Bay
(born 1948)                                               Berding & Weil, LLP since 1990.                                BOMA; BOMA
13100 Skyline Blvd.                                                                                                     California;
Woodside, CA 94062:                                                                                                    Heritage Bank
                                                                                                                         (Advisory
                                                                                                                            Board).

Bryan F. Morse           Trustee               1996       Sole Bryan F.Morse,RIA, a proprietor of           2            NONE
(born 1952)                                               registered investment adviser since
13100 Skyline Blvd.                                       1990.
Woodside, CA 94062

Grover T. Wickersham     Trustee               1996       Attorney in private practice in Palo Alto,        2            NONE
(born 1949)                                               California. Prior to entering private
13100 Skyline Blvd.                                       practice in June of 1981, served as a Branch
Woodside, CA 94062                                        Chief of the Los Angeles Regional Office of the
                                                          U.S. Securities and Exchange Commission.

Tom Fishel               Chief Compliance      2005       Vice President and Chief Compliance Officer        N/A         NONE
(born 1960)              Officer                          of the Adviser. Vice President of Charles Schwab
13100 Skyline Blvd.                                       & Co., Inc. from 1995 to 2004, where he had
Woodside, CA 94062                                        been employed since 1983.

Keith Shintani           Secretary and         2006       Vice President of U.S. Bancorp Fund Services,      N/A         NONE
(born 1963)              Assistant                        LLC and its predecessor, Investment Company
2020 East Financial Way  Treasurer                        Administration, LLC since 1998.
Glendora, CA 91741

-----------------
(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.
*" Interested person" of the Trust, as defined in the 1940 Act.

                                      -22-

                                                                                                          NUMBER OF
                                                                                                       PORTFOLIOS IN
                                                                                                           FUND
                                                                                                         COMPLEX          OTHER
NAME, ADDRESS,         POSITION(S) HELD        YEAR       PRINCIPAL OCCUPATION(S)                       OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH             WITH TRUST         ELECTED(1)   DURING PAST FIVE YEARS                         DIRECTOR           HELD
------------------------------------------------------------------------------------------------------------------------------------

Michael Ricks (born            Treasurer          2006       Assistant Vice President of U.S. Bancorp Fund   N/A          None
1977)                                                        Services, LLC since 2001.
2020 East Financial Way
Glendora, CA 91741

(2) Trustees and officers of the Funds serve until their resignation, removal or retirement.

                                 PRIVACY NOTICE

Fisher Asset Management, LLC (doing business as Fisher Investments) and the Purisima Funds collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We are committed to protecting your privacy and your non-public personal information. We do not sell or market your non-public personal information to unaffiliated organizations. We maintain physical, electronic and procedural safeguards to guard your non-public personal information. We hold our employees to strict standards of conduct regarding confidentiality, and employees who violate our Privacy Policy are subject to disciplinary process. We restrict access to your information to those employees who need to know that information to carry out their duties.

We do not disclose any non-public personal information about our clients or former clients without the client's authorization, except as permitted by law. We may disclose t h e non-public information we collect to employees and affiliates, and unaffiliated third parties as permitted by law. Third parties may include law enforcement agencies, government and regulatory authorities, and professionals such as our legal counsel and auditors, and we may disclose information for reasons such as audit purposes, prevention of fraud or money laundering, protection of confidentiality, compliance with laws, and to provide agreed upon products and services to you. Third parties may also include service providers performing financial services for us (such as brokers and custodians) and service providers performing non-financial services for us (such as third parties performing computer related or data maintenance, marketing or other services for us or to assist us in offering our products and services to you). It is our policy to require all third party service providers that will receive information to sign strict confidentiality agreements agreeing to safeguard such information and use it only for the purpose it was provided.

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-851-8845.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.]

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant . The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

----------------------------- ----------------------- -----------------------
                              FYE  8/31/2008          FYE  8/31/2007
----------------------------- ----------------------- -----------------------
Audit Fees                           $36,000                 $34,000
Audit-Related Fees                      -                       -
Tax Fees                              $6,000                  $6,000
All Other Fees                          -                       -
----------------------------- ----------------------- -----------------------

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by TAIT, WELLER AND BAKER LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

----------------------------- ----------------------- -----------------------
                                FYE  12/31/2008         FYE  12/31/2007
----------------------------- ----------------------- -----------------------
Audit-Related Fees                    0%                    0%
Tax Fees                              0%                    0%
All Other Fees                        0%                    0%
----------------------------- ----------------------- -----------------------

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

------------------------------------ ------------------------ ------------------
Non-Audit Related Fees                FYE  12/31/2008          FYE  12/31/2007
------------------------------------ ------------------------ ------------------
Registrant                                    -                        -
Registrant's Investment Adviser               -                        -
------------------------------------ ------------------------ ------------------


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. INVESTMENTS.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Incorporated by reference to the Registrant's Form N-CSR filed November 10, 2003.

     (2) A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICER PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) The Purisima Funds

         By  /s/ KENNETH L FISHER
            ----------------------------------------------
            Kenneth L. Fisher, President


         Date     11/07/08
                -------------------------------------------




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By  /S/ KENNETH L. FISHER
            ---------------------------------------------
            Kenneth L. Fisher, President

         Date  11/7/08
              -------------------------------------------


         By   /S/ MICHAEL RICKS
            ---------------------------------------------
            Michael Ricks, Treasurer

         Date    11/7/08
             --------------------------------------------